Annual Total Returns - Fidelity® Real Estate Index Fund [BarChart] - 07.31 Fidelity Real Estate Index Fund PRO-08 - Fidelity® Real Estate Index Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Sep. 08, 2011
Fidelity Real Estate Index Fund
Bar Chart Table:
Annual Return 2012	17.11%
Annual Return 2013	1.37%
Annual Return 2014	31.58%
Annual Return 2015	4.39%
Annual Return 2016	6.60%
Annual Return 2017	3.75%
Annual Return 2018	(4.21%)
Annual Return 2019	23.02%